Retirement benefit plan (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ 193	$ (31)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	2,318	1,977
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	$ (2,125)	$ (2,008)